Income Taxes - Current and Deferred Income Tax Expense (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Components of Income Tax Expense [Line Items]
Current federal income tax expense			$ 1,600	$ 15,304	$ 46,520
Deferred federal income tax expense (benefit)			37,963	5,863	(47,329)
Amortization of accumulated deferred investment tax credits			(191)	(236)	(662)
Total federal income tax expense (benefit)			39,372	20,931	(1,471)
Current state income tax expense			1,675	7,771	3,187
Deferred state income tax expense			2,118	680	5,363
Total state income tax expense			3,793	8,451	8,550
Total tax expense	$ 1,562	$ 5,986	43,165	29,382	7,079
Items charged or credited directly to member's equity
Total tax (benefit) expense from items charged directly to member's equity			(6,808)	1,868	(2,764)
Total federal and state income tax expense			36,357	31,250	4,315
Federal deferred
Items charged or credited directly to member's equity
Total tax (benefit) expense from items charged directly to member's equity			(5,130)	1,408	(2,380)
State deferred
Items charged or credited directly to member's equity
Total tax (benefit) expense from items charged directly to member's equity			(1,678)	460	(384)
Cleco Power
Components of Income Tax Expense [Line Items]
Current federal income tax expense			14,781	44,411	87,433
Deferred federal income tax expense (benefit)			22,443	(9,033)	(29,190)
Amortization of accumulated deferred investment tax credits			(191)	(236)	(662)
Total federal income tax expense (benefit)			37,033	35,142	57,581
Current state income tax expense			9,063	23,293	14,751
Deferred state income tax expense			(644)	(2,511)	(5,001)
Total state income tax expense			8,419	20,782	9,750
Total tax expense			45,452	55,924	67,331
Items charged or credited directly to member's equity
Total tax (benefit) expense from items charged directly to member's equity			(3,318)	1,058	(164)
Total federal and state income tax expense			42,134	56,982	67,167
Cleco Power | Federal deferred
Items charged or credited directly to member's equity
Total tax (benefit) expense from items charged directly to member's equity			(2,500)	797	(141)
Cleco Power | State deferred
Items charged or credited directly to member's equity
Total tax (benefit) expense from items charged directly to member's equity			$ (818)	$ 261	$ (23)